Non-trading investments	12 Months Ended
Mar. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Non-trading investments
6. Non-trading investments:
Available-for-sale (“AFS”) debt securities
Amortized cost and fair value amounts of AFS debt securities
The following table presents the amortized cost and fair value of major types of AFS debt securities as of March 31, 2025 as well as cumulative unrealized gains and unrealized losses recognized through
Accumulated other comprehensive income (loss)
since acquisition.

	Millions of yen
	March 31, 2025
	Amortized cost (1)	Unrealized gains	Unrealized losses	Fair value
Japanese government securities	¥25,001	¥—	¥(187)	¥24,814
Japanese agency and municipal securities	81,913	19	(1,495)	80,437
Bank and corporate debt securities	1,790	—	(11)	1,779

Total	¥108,704	¥19	¥(1,693)	¥107,030

(1)	No allowances for current expected credit losses have been recognized as of March 31, 2025.
The following table presents the amortized cost and fair value of major types of AFS debt securities as of March 31, 2025, categorized by remaining contractual maturity.

	Millions of yen
	March 31, 2025
	Amortized cost (1)	Fair value

Japanese government securities
1 year to 5 years	¥25,001	¥24,814
Subtotal	¥25,001	¥24,814

Japanese agency and municipal securities
1 year to 5 years	81,913	80,437
Subtotal	¥81,913	¥80,437

Bank and corporate debt securities
1 year to 5 years	1,790	1,779
Subtotal	¥1,790	¥1,779

Total	¥108,704	¥107,030

(1)	No allowances for current expected credit losses have been recognized as of March 31, 2025

AFS debt securities in an unrealized loss position
The following table presents the fair value of major types of AFS debt securities that are in an unrealized loss position as of March 31, 2025, and the period of time since acquisition that an individual AFS debt security has been in an unrealized loss position. An unrealized loss exists where the fair value of an individual AFS debt security is less than its amortized cost basis.

	Millions of yen
	March 31, 2025
	Fair value	Unrealized losses	Number of debt securities

Japanese government securities
Less than 12 months	¥24,814	¥(187)	4

Subtotal	¥24,814	¥(187)	4

Japanese agency and municipal securities
Less than 12 months	68,063	(1,495)	72

Subtotal	¥68,063	¥(1,495)	72

Bank and corporate debt securities
Less than 12 months	1,779	(11)	3

Subtotal	1,779	(11)	3

Total	¥94,656	¥(1,693)	79

Nomura does not intend to sell, nor is it likely to be required to sell, any AFS debt securities which were in an unrealized loss position as of March 31, 2025, prior to when the fair value of each of these AFS debt securities is expected to recover above each individual amortized cost basis. Also, there were no allowances for current expected credit losses recognized against AFS debt securities as of March 31, 2025.
The amount of accrued interest receivable from AFS debt securities was not significant as of March 31, 2025. There was no write-off
of accrued interest receivable during the year ended March 31, 2025.
Sales and transfers of AFS debt securities
The amount of sales of AFS debt securities was not significant during the year ended March 31, 2025. There were no transfers or reclassification of AFS debt securities into trading assets during the year ended March 31, 2025.
Held-to-maturity (“HTM”) debt securities
As of March 31, 2025, there were no debt securities classified as HTM debt securities.
Non-trading equity investments
Unrealized gains and losses of non-trading equity investments
As of March 31, 2025, unrealized losses on equity investments owned by non-BD
entities that are not investment companies were
¥2,630 million. These
equity investments do not include equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the FVO. See Note 2 “
Fair Value Measurements
” for details of the amount of unrealized gains and losses on equity investments for which the FVO has been elected.

Non-trading equity investments elected for the fair value measurement alternative
The carrying value of non-trading equity investments without readily determinable fair values held by non-BD entities carried at fair value where fair value is determined using the fair value measurement alternative as of March 31, 2024, and as of March 31, 2025, were
¥65,365 million and ¥95,529
million, respectively. The amounts of cumulative impairment losses and upward and downward fair value adjustments as a result of observable price changes from orderly transactions in identical or sufficiently similar equity investments were not significant as of March 31, 2024, and March 31, 2025. During the years ended March 31, 2024 and March 31, 2025 the amounts of impairment losses and upward and downward fair value adjustments recognized for these non-trading equity investments were not significant.